Changes in accounting policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of voluntary change in accounting policy [line items]
Research and development costs	$ 20,363	$ 13,384	[1]
Depreciation and amortization expense	(2,019)	(1,209)	[1]
Net loss	$ 13,601	8,016	[1]
Change in Accounting Policy for Costs Incurred for Cloud Computing Arrangements
Disclosure of voluntary change in accounting policy [line items]
Research and development costs		384
Depreciation and amortization expense		22
Net loss		362
Change in Accounting Policy for Costs Incurred for Cloud Computing Arrangements | Intangible assets other than goodwill
Disclosure of voluntary change in accounting policy [line items]
Intangible assets		$ 362

[1]	Please refer to Note 4 for retrospective change of accounting policy.